Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
Schedule of Lease Cost

The lease cost, cash flows and other information related to the Facility Lease were as follows:

For the Nine Months Ended September 30,
2021
Operating lease cost	$162,667
Operating cash outflow from operating lease	$210,154

As of September 30, 2021
Operating lease right-of-use asset	$194,353
Operating lease liability, current	$238,140
Operating lease liability, long-term	$-

Remaining lease term	.9 years
Discount rate	5.00%

The lease cost, cash flows and other information related to the Facility Lease were as follows:

For the Year Ended
December 31, 2020
Operating lease cost	$216,889
Operating cash outflow from operating lease	$160,934

As of December 31, 2020
Operating lease right-of-use asset	$343,950
Operating lease liability, current	$266,105
Operating lease liability, long-term	$169,119

Remaining lease term	1.7 years
Discount rate	5.00%

Schedule of Future Annual Minimum Lease Payments

Future annual minimum lease payments on the Facility Lease as of September 30, 2021 were as follows:

Years ended December 31,
2021 (excluding the nine months ended September 30, 2021)	71,710
2022	170,891
Total minimum lease payments	242,601
Less imputed interest	(4,461)
Present value of minimum lease payments	$238,140

Future annual minimum lease payments on the Facility Lease as of December 31, 2020 were as follows:

Years ended December 31,
2021	281,864
2022	170,891
Total minimum lease payments	452,755
Less imputed interest	(17,531)
Present value of minimum lease payments	$435,224